Summary of Significant Accounting Policies	9 Months Ended
Sep. 30, 2011
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

Basis of Presentation

The unaudited consolidated financial statements include all of the accounts of the Company and the Operating Partnership as of September 30, 2011, presented in accordance with accounting principles generally accepted in the United States of America, or GAAP. All significant intercompany transactions have been eliminated in consolidation. Certain adjustments have been made consisting of normal recurring accruals, which in the opinion of management, are necessary for a fair presentation of the Company’s financial condition and results of operations. The year-end consolidated balance sheet data was derived from audited financial statements, but does not include all disclosures required by GAAP.

Use of Estimates

The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

Acquisitions and Impairments of Real Estate Assets

The Company generally records its initial investments in income-producing real estate at fair value at the acquisition date, in accordance with ASC 805-10, Business Combinations. Acquisition costs, which include fees and expenses for due diligence, legal, environmental and consulting services, generally will be expensed as incurred.

The aggregate purchase price of acquired properties is apportioned to the tangible and identifiable intangible assets and liabilities acquired at their estimated fair values. The value of acquired land, buildings and improvements is estimated by formal appraisals, observed comparable sales transactions, and information gathered during pre-acquisition due diligence activities and the valuation approach considers the value of the property as if it were vacant. The values of furniture, fixtures, and equipment are estimated by calculating their replacement cost and reducing that value by factors based upon estimates of their remaining useful lives.

Intangible assets include the values of in-place leases and customer relationships. In-place lease values are estimated by calculating the estimated time to fill a hypothetically empty apartment complex to its stabilization level (estimated to be 92% occupancy) based on historical observed move-in rates for each property. Carrying costs during these hypothetical expected lease-up periods are estimated, considering current market conditions and include real estate taxes, insurance and other operating expenses and estimates of lost rentals at market rates. The intangible assets are calculated by estimating the net cash flows of the in-place leases to be realized, as compared to the net cash flows that would have occurred had the property been vacant at the time of acquisition and subject to lease-up. The acquired in-place lease values are amortized to operating expense over the average remaining non-cancelable term of the respective in-place leases. The above-market or below-market lease values are recorded as a reduction or increase, respectively, to rental income over the remaining average non-cancelable term of the respective leases. The values of customer relationships are estimated by calculating the product of the avoided hypothetical lost revenue and the average renewal probability and are likewise amortized to operating expense over the average remaining non-cancelable term of the respective in-place leases. Acquired intangible assets generally have no residual value.

The Company evaluates its tangible and identifiable intangible real estate assets for impairment annually or when events such as declines in a property’s operating performance, deteriorating market conditions, or environmental or legal concerns bring recoverability of the carrying value of one or more assets into question. The total undiscounted cash flows of the asset, including proceeds from disposition, are compared to the net book value of the asset. If this test indicates that impairment exists, an impairment loss is recorded in earnings equal to the shortage of the book value versus the discounted net cash flows of the asset.

Loans Held for Investment

The Company records its investments in real estate loans at cost with assessments made for impairment in the event recoverability of the principal amount becomes doubtful. If, upon testing for impairment, the fair value result is lower than the carrying amount of the loan, a valuation allowance is recorded to lower the carrying amount to fair value, with a loss recorded in earnings. Recoveries of valuation allowances are only recognized in the event of maturity or a sale or disposition in an amount above carrying value.

Cash and Cash Equivalents and Restricted Cash

The Company considers all highly liquid investments with an original maturity of three months or less when purchased to be cash equivalents. Restricted cash includes cash restricted by state law or contractual requirement and, as of September 30, 2011, relates primarily to tax and insurance escrows and resident security deposits.

Fair Value Measurements

Certain assets and liabilities are required to be carried at fair value, or if they are deemed impaired, to be adjusted to reflect this condition. The Company follows the guidance provided by ASC 820, Fair Value Measurements and Disclosures, in accounting and reporting for real estate assets where appropriate, as well as debt instruments both held for investment and as liabilities. The standard requires disclosure of fair values calculated under each level of inputs within the following hierarchy:

•	Level 1 — Quoted prices in active markets for identical assets or liabilities at the measurement date.
•	Level 2 — Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly.
•	Level 3 — Unobservable inputs for the asset or liability.

Deferred Loan Costs

Deferred loan costs are amortized using the straight-line method, which approximates the effective interest method, over the terms of the related indebtedness.

Deferred Offering Costs

Deferred offering costs represent offering costs incurred by the Company related to, but prior to the effective date of pending equity offerings. Following the issuance, these offering costs are reclassified to the stockholders’ equity section of the consolidated balance sheet as a reduction of proceeds raised.

Non-controlling Interest

Non-controlling interest represents the equity interest of the Operating Partnership that is not owned by the Company. Non-controlling interest is adjusted for contributions, distributions and earnings (loss) attributable to the non-controlling interest in the consolidated entity in accordance with the Agreement of Limited Partnership of the Operating Partnership, as amended.

Revenue Recognition

Rental revenue is recognized when earned from residents, which is over the terms of rental agreements, typically of 13 months’ duration. Differences from the straight-line method, which recognize the effect of any up-front concessions and other adjustments ratably over the lease term, have not been material.

Interest income on the real estate loan is recognized on an accrual basis over the life of the loan using the effective interest method. Direct loan origination fees and origination or acquisition costs are amortized over the life of the loan as an adjustment to interest income. The accrual of interest is stopped when there is concern as to the ultimate collection of principal or interest of the loan, which is generally a delinquency of 30 days in required payments of interest or principal. Any payments received on such non-accrual loans are recorded as interest income when the payments are received. Real estate loan investments are reclassified as accrual-basis once interest and principal payments become current.

Stock-Based Compensation

The Company accounts for stock-based compensation in accordance with guidance provided by ASC 505, Equity-Based Payments to Non-Employees and ASC 718, Stock Compensation. We calculate the fair value of equity compensation instruments at the date of grant based upon estimates of their expected term, the expected volatility of and dividend yield on our Common Stock over this expected term period and the market risk-free rate of return. We will also estimate forfeitures of these instruments and accrue the compensation expense, net of estimated forfeitures, over the vesting period(s). We record the fair value of restricted stock awards based upon the closing stock price on the trading day immediately preceding the date of grant.

Acquisition Costs

The Company expenses property acquisition costs as incurred, which include costs such as due diligence, legal, environmental and consulting.

Capitalization and Depreciation

The Company capitalizes replacements of furniture, fixtures and equipment which exceed $500, as well as carpet, appliances, air conditioning units, certain common area items, and other assets. Significant repair and renovation costs that improve the usefulness or extend the useful life of the properties are also capitalized. These assets are then depreciated on a straight-line basis over their estimated useful lives, as follows:

• Buildings	40 years
• Furniture, fixtures & equipment	5 – 10 years
• Improvements to buildings and land	5 – 10 years
• Acquired customer intangibles	average remaining lease term

Operating expenses related to unit turnover costs, such as carpet cleaning, mini-blind replacements, and minor repairs are expensed as incurred.

Income Taxes

The Company intends to elect to be taxed as a REIT effective as of January 1, 2011. To qualify as a REIT, the Company must meet certain organizational and operational requirements, including a requirement to distribute at least 90% of the Company’s annual REIT taxable income to its stockholders (which is computed without regard to the dividends paid deduction or net capital gain which does not necessarily equal net income as calculated in accordance with GAAP). As a REIT, the Company generally will not be subject to federal income tax to the extent it distributes qualifying dividends to its stockholders. If the Company fails to qualify as a REIT in any taxable year, it will be subject to federal income tax on its taxable income at regular corporate income tax rates and generally will not be permitted to qualify for treatment as a REIT for federal income tax purposes for the four taxable years following the year during which qualification is lost unless the Internal Revenue Service grants the Company relief under certain statutory provisions. Such an event could materially adversely affect the Company’s net income and net cash available for distribution to stockholders. The Company intends to operate in such a manner as to qualify for treatment as a REIT.

Since the Company intends for its REIT election to be effective as of January 1, 2011 (See Note 11), it expects to be subject to U.S. federal and state income taxes for the period prior to that date. The provision for income taxes is based on income before taxes reported for financial statement purposes after adjustment for transactions that do not have tax consequences. Deferred tax assets and liabilities are realized according to the estimated future tax consequences attributable to differences between the carrying value of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using the enacted tax rates as of the date of the balance sheet. The effect of a change in tax rates on deferred tax assets and liabilities is reflected in the period that includes the statutory enactment date. A deferred tax asset valuation allowance is recorded when it has been determined that it is more likely than not that deferred tax assets will not be realized. If a valuation allowance is needed, a subsequent change in circumstances in future periods that causes a change in judgment about the realization of the related deferred tax amount could result in the reversal of the deferred tax valuation allowance.

The Company recognizes a liability for uncertain tax positions. An uncertain tax position is defined as a position taken or expected to be taken in a tax return that is not based on clear and unambiguous tax law and which is reflected in measuring current or deferred income tax assets and liabilities for interim or annual periods. The Company may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The Company measures the tax benefits recognized based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate resolution. The Company recognizes interest and penalties related to unrecognized tax benefits in its provision for income taxes.

Loss Per Share

Basic loss per share is computed by dividing net loss available to the Company by the weighted average number of shares of Common Stock outstanding for the period. Diluted loss per share is computed by dividing net loss available to the Company by the weighted average number of shares of Common Stock outstanding plus potentially dilutive securities such as share grants or warrants. No adjustment is made for potential Common Stock equivalents that are anti-dilutive during the period.

Recent Adoption of Accounting Pronouncements

In July 2010, the FASB issued ASU 2010-20, Receivables (Topic 310): Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses. This guidance requires enhanced disclosures of financing receivables, the associated credit risks, how they are analyzed, and changes and reasons for changes in the calculation of a firm’s credit loss allowances. The disclosures as of the end of a reporting period are effective for interim and annual reporting periods ending on or after December 15, 2010. The disclosures about activity that occurs during a reporting period are effective for interim and annual reporting periods beginning on or after December 15, 2010. Adoption had no effect on the Company’s financial position or results of operations.

In December 2010, the FASB issued ASU 2010-29, Business Combination (Topic 805): Disclosure of Supplementary Pro Forma Information for Business Combinations. This new guidance requires pro forma disclosure of revenue and earnings for the combined entity as though all business combinations that occurred during the period had occurred as of the beginning of the current annual reporting period. If comparative financial statements are presented, the pro forma revenue and earnings of the combined entity for the comparable prior reporting period should be reported as though the acquisition date for all business combinations that occurred during the current year had been as of the beginning of the comparable prior annual reporting period. This new guidance was effective for the first annual reporting period beginning after December 15, 2010. Adoption had no effect on the Company’s financial position or results of operations.

In April 2011, the FASB issued ASU 2011-02, Receivables (Topic 310): A Creditor’s Determination of Whether a Restructuring Is a Troubled Debt Restructuring. This new guidance sets forth specific criteria for a creditor to evaluate whether a debt modification constitutes a troubled debt restructuring. Specifically, the creditor must conclude (i) that a restructuring involves the granting of a concession and (ii) that the debtor is experiencing financial difficulties. The new guidance will be effective for annual and interim periods beginning on or after June 15, 2011. The Company does not expect its adoption of this guidance to have a material effect on its financial position or results of operations.

In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The substantive changes in this new guidance require the application of a premium or discount in valuing an instrument that is absent Level 1 inputs, when a market participant would apply such a factor in valuing an instrument. The guidance also enhances disclosure requirements: (i) for fair values of Level 3 assets, the valuation process used for those assets and the sensitivity of those calculations to changes in the amount of unobservable inputs; (ii) a reporting entity’s use of a nonfinancial asset in a way that differs from the asset’s highest and best use when that asset is measured at fair value in the statement of financial position; and (iii) the categorization by level within the fair value hierarchy of items that are not measured at fair value in the statement of financial position but for which the fair value is required to be disclosed. This guidance will be effective for interim and annual periods beginning after December 15, 2011. The Company does not expect its adoption of this guidance to have a material effect on its financial position or results of operations.

In June 2011, the FASB issued ASU 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income. This new guidance removes the option of presenting elements of other comprehensive income within the statements of changes to stockholders’ equity. Instead, the total of comprehensive income, the components of net income, and the components of other comprehensive income may be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. This guidance will be effective for interim and annual periods beginning after December 15, 2011, with retrospective application required. The Company does not expect its adoption of this guidance to have a material effect on its financial position or results of operations.

In September 2011, the FASB issued ASU 2011-08, Intangibles — Goodwill and Other (Topic 350): Testing Goodwill for Impairment. This new standard provides the option to utilize a qualitative assessment of facts and circumstances to determine whether the carrying value of a reporting segment is more likely than not greater than its fair value, for purposes of proceeding with annual goodwill impairment testing. If this qualitative assessment indicates that the existence of an impairment condition is more likely than not, then the analysis proceeds according to existing guidance. If not, then no further action is necessary. This guidance will be effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. The Company does not expect its adoption of this guidance to have a material effect on its financial position or results of operations.